Cover

(American funds logo)
The right choice for the long term
The American Funds Tax-Exempt Series I
Annual Report for the year ended July 31, 2001
The Tax-Exempt Fund of Maryland
(graphic: map of maryland)
The Tax-Exempt Fund of Virginia
(graphic: map of Virginia)

The Tax-Exempt Fund of Maryland(R) and The Tax-Exempt Fund of Virginia(R)


Inside cover


The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are two of the 29 American Funds(SM), the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia seek a high level of current income free from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2001 (the most recent calendar quarter):

                                               1 year    5 years  10 years
Class A shares
Reflecting 3.75% maximum sales charge
     The Tax-Exempt Fund of Maryland           +4.32%    +4.80%    +5.90%
     The Tax-Exempt Fund of Virginia           +5.52%    +4.90%    +5.96%

Results for other share classes can be found on page 30.

The Funds' 30-day yields for Class A shares as of August 31, 2001, calculated in accordance with the Securities and Exchange Commission formula, were 3.67% for the Maryland Fund and 3.62% for the Virginia Fund. The Funds' distribution rates for Class A shares as of that date were 4.12% and 3.90%, respectively. The SEC yield reflects income each Fund expects to earn based on its current portfolio of securities, while the Funds' distribution rate is based solely on the Funds' past dividends. Accordingly, the Funds' SEC yields and distribution rates may differ.

Please see page 32 for important information about other share classes.

Figures shown are past results and are not predictive of future results. Share price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. All investments are subject to certain risks. Investments in the Funds are subject to interest rate fluctuations. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state's tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to Federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

A common link: You may have noticed a new American Funds logo in the upper left corner of the cover. The interlocking boxes signify the common commitment of all The Capital Group Companies to helping American Funds shareholders as well as other clients meet their investment goals.


All of us at American Funds extend our deepest sympathies to everyone affected by the September 11 tragedy, especially the friends and families of the victims.

Fellow Shareholders

The fiscal year ended July 31 was a rewarding period for investors in The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia. Both Funds continued to provide stability and an attractive level of income free of Federal as well as their respective state taxes.

The Funds' net asset values increased during the 12 months: Maryland's rose from $15.12 a share to $15.68 a share, while Virginia's increased from $15.57 a share to $16.29 a share. The Maryland Fund paid income dividends of 74 cents a share. The Virginia Fund's dividends totaled 72 cents a share. If, like most shareholders, you reinvested your dividends, your total return was:

     8.8% for the Maryland Fund
     9.4% for the Virginia Fund

For this same period, the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average, both unmanaged, had total returns of 9.0%.

For those who reinvest, the Maryland Fund's income return of 4.98% was the equivalent of 8.83% from a taxable investment if you are in the highest combined Federal, state and local tax bracket of 43.6%.* The Virginia Fund's income return of 4.67% was the equivalent of 8.14% from a taxable investment if you are in the highest combined Federal and state tax bracket of 42.6%.<F1>

The economy and the markets

Economic growth in the United States and throughout much of the world slowed significantly during the Funds' fiscal year. The economic weakness first appeared in the computer business and has since spread to other industries. In an effort to combat the slump, the Federal Reserve Board lowered short-term interest rates eight times between early January and mid-September. The total reduction in the Federal funds rate (the rate banks charge each other on overnight loans) amounted to 3.5 percentage points. That left the rate at 3.0% in mid-September, the lowest level since 1992. Unless business conditions improve, additional cuts are a possibility.

It is too early to know for sure if the Maryland-Virginia area will fare better than the U.S. economy in general during this downturn. However, that has been the pattern in the past, chiefly because of the proximity to Washington, D.C., where the government historically has been a stable employer.

The bond market was relatively calm during the fiscal year. There were moderate price movements, but nothing to compare with the equity market, which was turbulent throughout the period. The volatility was most severe in technology stocks. The unmanaged Nasdaq Composite Index, which is dominated by these stocks, rallied for a while this past spring before falling back; it finished the 12-month period with a loss of 46.2%, continuing a decline that began in March of 2000.

Meanwhile, the tax-exempt market has been fairly stable and quiet. In both Maryland and Virginia, municipal bond issuers brought very few new issues to market. Absent a dramatic change in market conditions, we expect that pattern to continue in the months ahead.

The Funds' portfolios

The Maryland and Virginia portfolios remain well diversified and conservatively postured. Both contain a heavy concentration of quality bonds that are highly liquid and can be sold readily to take advantage of attractive investment opportunities. On July 31, issues rated AA or better accounted for 60% of the net assets in the Maryland portfolio and 75% in the Virginia portfolio. Bonds rated below BBB _ which carry greater risk and are owned because they enhance the Funds' income stream _ represented 16% of net assets for Maryland and 9% for Virginia. The average effective life of the portfolios declined moderately during the fiscal year. It was 9.63 years for the Maryland Fund on July 31, 2001 vs. 10.06 years 12 months earlier, and 8.59 years for the Virginia Fund vs. 9.74 years on July 31, 2000.

Generally, high-yield bonds in both portfolios lagged during the first half of the fiscal year and rallied in the second half. Health care holdings showed significant improvement in the second half.

Consistent with our policy of buying and holding securities primarily for the long term, there were very few transactions in either portfolio during the 12 months. In the Maryland Fund, there was a 16% turnover; 10 issues were sold or redeemed and 21 new issues were purchased. In the Virginia Fund, the turnover rate was 5%; 10 issues were sold or redeemed and 16 were added.

As always, the experienced analysts at the Funds' investment adviser, Capital Research and Management Company, will keep a close eye on developments in the tax-exempt markets and among bond issuers. Their proprietary research efforts will continue to be directed toward providing you with a high level of tax-free income _ and to preserving your capital.

We look forward to reporting to you in another six months. Meanwhile, we encourage you to contact us if you have questions or comments. Information about both Funds is available from your financial adviser and from the American Funds website, americanfunds.com.

Sincerely,

(signatures)
James H. Lemon, Jr.                Harry J. Lister
Chairman                           President

September 18, 2001


/1/This rate is calculated using a blend of the previous top Federal rate of 39.6% and the new top rate of 38.6%.


The growth of a $10,000 investment
(with all distributions reinvested)

(graph of how $10,000 would have grown if invested:
Lehman Brothers Municipal Bond Index $20,019 /2/
The Tax-Exempt Fund of Maryland $17,737
The Tax-Exempt Fund of Virginia $17,797
Consumer Price Index (inflation) $13,032)


         Yr ended 31-Ju                      Lehman Bros
                                             Municipal
                                 TEFMD       Bond Index     CPI
                 7/31/91         9,625        10,000        10,000
                      92        10,847        11,374        10,316
                      93        11,654        12,379        10,602
                      94        11,820        12,611        10,896
                      95        12,716        13,604        11,197
                      96        13,473        14,502        11,527
                      97        14,755        15,989        11,784
                      98        15,625        16,947        11,982
                      99        15,981        17,435        12,239
                    2000        16,304        18,186        12,687
                    2001        17,737        20,019        13,032


Yr ended 31-Jul                            Lehman Bros
                                           Municipal
                                  TEFVA    Bond Index       CPI
                 7/31/91         9,625        10,000        10,000
                      92        10,861        11,374        10,316
                      93        11,652        12,379        10,602
                      94        11,855        12,611        10,896
                      95        12,751        13,604        11,197
                      96        13,447        14,502        11,527
                      97        14,671        15,989        11,784
                      98        15,416        16,947        11,982
                      99        15,757        17,435        12,239
                    2000        16,267        18,186        12,687
                    2001        17,797        20,019        13,032



The Tax-Exempt Fund of Maryland

       Average annual compound returns /1/
         (for periods ended July 31, 2001)

       1 year         5 years       10 years
       +4.70%         +4.85%         +5.90%


The Tax-Exempt Fund of Virginia

       Average annual compound returns /1/
         (for periods ended July 31, 2001)

       1 year         5 years       10 years
       +5.28%         +4.96%         +5.93%

Results reflect payment ofmaximum sales charge of 3.75% on the $10,000 investment in Class A shares; thus, the net amount invested was $9,625. As outlined in the prospectus, the sales charge is reduced for larger investments.


/1/ Assumes reinvestment of all distributions and payment of the 3.75% maximum sales charge at the beginning of the stated periods.
/2/ The index is a national index not limited to Maryland of Virginia bonds. It is unmanaged and does not reflect slaes charges, commissions or expenses.

Past results are not predictive of future results.


What makes the American Funds different?

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are members of the American Funds, the nation's third-largest mutual fund family. You won't find us advertised, yet thousands of financial advisers recommend American Funds for their clients' serious money _ money set aside for education, a home, retirement and other important dreams.

What our 29 funds have in common is a commitment to your best interests and the proven approach of our investment adviser, Capital Research and Management Company. In business since 1931, Capital Research's calling cards include:


-    A long-term, value-oriented approach:
     Rather than follow short-term fads, we rely on our own intensive research to find well-managed companies with reasonably priced securities and solid, long-term potential. Despite our size, we offer relatively few funds compared with many large fund families, allowing us to maintain a careful focus on our objectives and enabling you to benefit from economies of scale.

-    An unparalleled global research effort:
     We opened our first overseas office in 1962, well before most mutual funds began investing internationally. Today, the American Funds draw on one of the industry's most globally integrated research networks. Capital Research spends substantial resources getting to know companies and industries around the world.

-    A multiple portfolio counselor system:
     More than 40 years ago, we developed a unique strategy for managing investments that blends teamwork with individual accountability. Every American Fund is divided among a number of portfolio counselors, each of whom manages his or her portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time, this method has contributed to consistency of results and continuity of management.

-    Experienced investment professionals:
     More than 75% of the portfolio counselors who serve American Funds were in the investment business before the sharp stock market decline in October 1987. Long tenure and experience through a variety of market conditions mean we aren't "practicing" with your money.

-    A commitment to low operating expenses:
     You can't control market returns, but you can control what you invest in and how much you pay to own it. American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

A portfolio for every investor

Most financial advisers suggest that investors balance their portfolios by investing across several types of funds. What mix is right for you? That depends on a number of things _ including your risk tolerance, investment time horizon and financial goals. The 29 American Funds offer an array of investment objectives to help you and your financial adviser build a portfolio specifically tailored to your needs.

Growth funds
Emphasis on long-term growth through stocks

AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

Growth-and-income funds
Emphasis on long-term growth and dividends through stocks

American Mutual Fund(R)
Capital World Growth and Income Fund(SM)
Fundamental Investors(SM)
The Investment Company of America(R)
Washington Mutual Investors Fund(SM)

Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds

Capital Income Builder(R)
The Income Fund of America(R)

Balanced fund
Emphasis on long-term growth and current income through stocks and bonds

American Balanced Fund(R)
Bond funds
Emphasis on current Income through bonds

American High-Income Trust(SM)
The Bond Fund of America(SM)
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities Fund(SM)

Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds

American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of America(SM)
The Tax-Exempt Bond Fund of America(R)

State-specific tax-exempt funds:
  The Tax-Exempt Fund of California(R)
  The Tax-Exempt Fund of Maryland(R)
  The Tax-Exempt Fund of Virginia(R)

Money market funds
Seek stable monthly income through money market instruments

The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of America(SM)
The U.S. Treasury Money Fund of America(SM)

We also offer a full line of retirement plans and variable annuities.

For more complete information about any of the funds, including charges and expenses, please obtain a prospectus from your financial adviser, download one from our website at americanfunds.com or phone the funds' transfer agent, American Funds Service Company, at 800/421-0180. Please read the prospectus carefully before you invest or send money. For more information, ask your financial adviser for a copy of our brochure A Portfolio for Every Investor.


The Tax-Exempt Fund of Maryland

As of July 31, 2001
(graphic: map State of Maryland)

Quality diversification:
Moody's/S&P Ratings (best of either)/1/

     Aaa/AAA                    47.4%
     Aa/AA                      12.5%
     A/A                        9.6%
     Baa/BBB                    6.6%
     Lower than BBB.            15.7%
     Cash and
     Equivalents                8.2%

(graph: pie chart showing Quality of Diversification)

Maturity diversification/2/:
     Under 1 year               8.2%
     1 to 10 years              70.3%
     10+ to 20 years            17.7%
     20+ to 30 years            2.6%
     30+ years                  1.2%

(graph: pie chart showing Maturity of Diversification)

Average life/3/ 9.63 years


/1/If ratings are not available, they are assigned by the Fund's research analysts.

/2/Securities are included at pre-refunded dates, not maturity dates.

/3/Average life more accurately reflects the potential impact of call options.
Should no call options be exercised, the average maturity of the   Maryland Fund
is 10.20 years.


Why triple tax-free investing can be worthwhile

                                           Tax-free yields vs. taxable yields
             Your taxable income               Combined      In Maryland, a tax-exempt yield of:
                                              Federal and     4%        5%        6%        7%
        Single                 Joint        MD tax rate<F1> is equivalent to a taxable yield of:
  $   3,000 - 27,050    $   3,000 - 45,200       21.3%        5.1%      6.4%      7.6%      8.9%
    27,051 - 65,550      45,201 - 109,250        32.9         6.0       7.5       8.9      10.4
   65,551 - 136,750      109,251 - 166,500       35.7         6.2       7.8       9.3      10.9
   136,751 - 297,350     166,501 - 297,350       40.3         6.7       8.4      10.1      11.7
     Over 297,350          Over 297,350          43.6         7.1       8.9      10.6      12.4


/1/Based on 2001 Federal and 2001 Maryland state and county tax rates (at 7.45% individually calculated for each bracket and averaged to fit within Federal brackets). The rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable at certain taxable income levels.


To use this table, find your estimated taxable income to determine your combined
Federal and Maryland tax rate. Then look at the right-hand column to see what you would have had to earn from a taxable investment to equal the Fund's 4.12% tax-free distribution rate in August 2001.


The Tax-Exempt Fund of Maryland

Investment portfolio
July 31, 2001

(graphic map of Maryland)

                                                             Principal  Market
                                                              Amount     Value
                                                               (000)     (000)

Fixed-income securities maturing in more than one year _ 91.82%

Maryland
State Obligations

Community Dev. Administration, Dept. of Housing
and Community Dev.:
  Residential Rev. Bonds, 1998 Series B, AMT:
    5.00% 2008                                                  $1,610  $  1,690
    5.00% 2009                                                   1,680     1,761
  Single Family Program Bonds, 1994 First Series:
    5.80% 2009                                                   2,000     2,048
    5.70% 2017                                                     990     1,006

Dept. of Transportation, Project Cert. of Part. (Mass Transit
Administration Project), Series 2000, AMT, 5.00% 2008            1,535     1,624

Econ. Dev. Corp., Utility Infrastructure Rev. Bonds
(University of Maryland, College Park Project),
2001 Series, AMBAC Insured, 5.375% 2015                          2,230     2,364

Energy Fncg. Administration, Limited Obligation Solid Waste
Disposal Rev. Bonds (Wheelabrator Water Technologies
Baltimore L.L.C. Projects), 1996 Series, AMT, 6.30% 2010         3,500     3,776

G.O. Bonds, State and Local Facs.:
  Second Series Loan of 1999:
    5.00% 2011                                                     500       531
    5.25% 2012                                                   2,000     2,147
  First Series Loan of 2000, 5.50% 2010                          2,000     2,218

Health and Higher Educational Facs. Auth.:
  Anne Arundel Medical Center Issue, Rev. Bonds, Series 1998,
  FSA Insured, 5.125% 2028                                       1,000     1,007
  (Charity Obligated Group-Daughters of Charity National
  Health System), Hospital Rev. Bonds, Series 1997 D,
  4.60% 2026 (Preref. 2003)<F1>                                  1,660     1,716
  Collington Episcopal Life Care Community Issue, Rev Bonds,
  Series 2001 A, 6.75% 2023                                      2,000     2,010
  Good Samaritan Hospital Issue, Rev. Bonds, Escrowed to
  Maturity, Series 1993, 5.70% 2009                              1,000     1,104
  Howard County:
    General Hospital Acquisition Issue, Johns Hopkins Medicine,
    Rev. Bonds, Series 1998, MBIA Insured, 5.00% 2029              500       500
    General Hospital Issue, Rev. Bonds, Escrowed to Maturity,
    Series 1993:
      5.50% 2013                                                 2,000     2,131
      5.50% 2021                                                 1,000     1,044
  Johns Hopkins University Issue, Ref. Rev. Bonds, Series 2001 A:
    5.00% 2011                                                   1,000     1,070
    5.00% 2013                                                   1,000     1,052
  Medlantic/Helix Issue, Rev. Bonds, Series 1998 B,
  AMBAC Insured, 5.25% 2038                                      1,500     1,444
  Memorial Hospital of Cumberland Issue, Rev. Ref. Bonds,
  Series 1992, 6.50% 2010 (Preref. 2004)                           750       818
  Mercy Medical Center Issue, Project and Ref. Rev. Bonds,
  Series 1996, FSA Insured, 6.50% 2013                           2,000     2,334
  PUMH of Maryland, Inc. Issue, First Mortgage Rev. Bonds
  (Heron Point of Chestertown), Series 1998 A:
    5.75% 2019                                                   1,500     1,370
    5.75% 2026                                                   1,640     1,457
  Roland Park Place Issue, Ref. and Project Rev. Bonds,
  Series 1999, 5.50% 2014                                          525       532
  Suburban Hospital Issue:
    Rev. Bonds, Series 1992, 6.50% 2017 (Preref. 2002)             500       527
    Rev. Ref. Bonds, Series 1993, 5.125% 2021                    1,500     1,460
  University of Maryland Medical System Issue, Rev. Bonds,
  Series 2000, 6.75% 2030                                        2,000     2,173

Transportation Auth. Facs. Project, Transportation Facs.
Projects Rev. Bonds, Series 1992, 5.80% 2006                     1,000     1,101

Water Quality Fncg. Administration, Revolving Loan Fund
Rev. Bonds, Series 1991 B, 0% 2005                                 700       602

City & County Obligations

Anne Arundel County, Special Obligation Bonds:
  (Arundel Mills Project), Series 1999, 7.10% 2029               2,000     2,151
  (National Business Park Project), Series 2000, 7.375% 2028     1,500     1,623

City of Baltimore, Project and Ref. Rev. Bonds (Water Projects),
Series 1994 A, FGIC Insured:
  6.00% 2015                                                     1,500     1,727
  5.00% 2024                                                     1,220     1,243

Mayor and City Council of Baltimore:
  Convertible Ref. Rev. Bonds (Baltimore City Parking System
  Facs.), Series 1996 A, FGIC Insured, 5.90% 2009                1,500     1,693
  Port Fac. Rev. Bonds (Consolidation Coal Sales Company
  Project), Series 1984 B, 6.50% 2011                              500       526

Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds
(67th Issue), 5.00% 2018                                         1,500     1,532

Calvert County (Asbury-Solomons Island Fac.):
  Econ. Dev. Rev. Bonds, Series 1995, 8.625% 2024 (Preref. 2005) 2,300     2,708
  Econ. Dev. Rev. Ref. Bonds, Series 1997, MBIA Insured:
    5.00% 2009                                                   1,000     1,064
    5.00% 2017                                                   1,000     1,017

Carroll County, EMA Obligated Group Issue (Fairhaven and
Copper Ridge), Ref. Rev. Bonds, Series 1999 A,
Asset Guaranty Insured, 5.50% 2019                              $1,265 $   1,310

City of Frederick, General Improvement Bonds, 1992 Ref. Series,
FGIC Insured, 6.125% 2008                                          890       944

Frederick County:
  G.O. Public Facs. Bonds:
    Series 1991 B, 6.30% 2011 (Preref. 2002)                     1,370     1,443
    Series 2000, 5.10% 2017                                      1,000     1,036
  Special Obligation Bonds (Urbana Community Dev. Auth.),
  Series 1998, 6.625% 2025                                       2,000     2,015

Harford County, Consolidated Public Improvement Bonds,
Series 1992, 5.80% 2010 (Preref. 2002)                             970     1,022

Montgomery County:
  G.O. Consolidated Public Improvement Bonds:
    Series 2000 A, 5.30% 2013                                    1,000     1,074
    Series 2001 A:
      4.75% 2011                                                 2,500     2,616
      4.75% 2012                                                 1,000     1,039
  Housing Opportunities Commission:
    Housing Development Bonds (The Metropolitan),
    1995 Issue A, 6.10% 2015                                     2,025     2,144
    Multifamily Rev. Bonds (Strathmore Court at White Flint),
    1994 Issue A-2, 7.50% 2024                                   2,000     2,096
    Single Family Mortgage Rev. Bonds:
      1997 Series A, 5.50% 2009                                    635       687
      1998 Series B:
         4.80% 2009                                                600       599
         4.90% 2010                                                500       522
  Northeast Maryland Waste Disposal Auth., Solid Waste
  Rev. Bonds (Resource Recovery Project), Series 1993 A, AMT:
    6.00% 2006                                                   1,115     1,212
    6.00% 2007                                                   2,000     2,191
    6.30% 2016                                                   1,500     1,564
  Rev. Auth., Golf Course System Rev. Bonds, Series 1996 A,
  6.00% 2014                                                     2,355     2,370
  Special Obligation Bonds (Kingsview Village Center Dev. Dist.),
  Series 1999, 6.90% 2021                                        2,410     2,505

Prince George's County:
  (Dimensions Health Corp. Issue):
    Hospital Rev. Bonds, Series 1992:
      7.20% 2006 (Preref. 2002)                                  1,035
                                                                           1,098
      7.20% 2006                                                   215       153
Project and Ref. Rev. Bonds, Series 1994, 5.375% 2014            2,985     1,506
  Housing Auth.:
    GNMA/FNMA Collateralized Single Family
    Mortgage Rev. Bonds, AMT:
      Series 1994 A, 6.60% 2025                                    645       667
      Series 1998 A, 4.65% 2019                                  1,915     1,951
    Mortgage Rev. Bonds (GNMA Collateralized-Langley Gardens
    Apartments Project), Series 1997 A, AMT, 5.60% 2017          1,130     1,186
  Solid Waste Management System Rev. Bonds, Series 1993,
  FSA Insured:
    6.50% 2007                                                   1,205     1,298
    6.50% 2007 (Preref. 2003)                                      795       861
  Special Obligation Bonds (Woodview Village Infrastructure
  Improvements), Series 1997 A, 8.00% 2026                       1,910     2,127
  District of Columbia

Washington Metropolitan Area Transit Auth., Gross Rev.
  Transit Ref. Bonds, Series 1993, FGIC Insured, 6.00% 2008      1,480     1,667

Washington Suburban Sanitary Dist., Montgomery and
Prince George's Counties:
  Ref. Bonds of 1997, 5.75% 2017                                 1,510     1,699
  Ref. Bonds of 2001, 4.50% 2015                                 3,000     2,979

Puerto Rico

Electric Power Auth.:
  Power Rev. Bonds, Series DD, FSA Insured, 4.50% 2019           1,000       960
  Power Rev. Ref. Bonds:
    Series GG, FSA Insured, 4.75% 2021                           1,020       997
    Series Y, MBIA Insured, 7.00% 2007                           1,000     1,178

  Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc.
  Project), 1996 Series A, AMT, 6.25% 2026                       1,000     1,028

  Public Improvement Ref. Bonds (G.O. Bonds):
    Series 1992, MBIA Insured, 6.50% 2009 (Preref. 2002)         1,000     1,050
    Series 1998, 5.00% 2007                                        500       534

Virgin Islands

Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund
Loan Notes), Series 1998 A:
  5.20% 2009                                                     1,500     1,555
  5.20% 2010                                                     1,000     1,033

Total fixed-income securities maturing in more than
  one year (cost $109,823,000)                                           113,817

Fixed-income securities maturing in one year or less _ 6.92%

Energy Fncg. Administration, Limited Obligation Solid Waste
Disposal Fac. Rev. Bonds (Cimenteries CBR S.A. Project),
Series 2000, AMT, 2.85% 2035/2/                                 $2,400$    2,400

Frederick County, Retirement Community Rev. Bonds
(Buckingham's Choice, Inc. Fac.), Series 1997 E, 2.65% 2027/2/   1,780     1,780

Health and Higher Educational Facs. Auth.:
  (Catholic Health Initiatives) Variable Rate Demand Rev. Bonds,
  Series 1997 B, 2.80% 2015/2/                                     100       100
  Pooled Loan Program Rev. Bonds, Series 1994 D, 2.60% 2029/2/   2,000     2,000

Howard County, Multifamily Housing Rev. Ref. Bonds
(Avalon Meadows Apartments Project) Series 1996, 2.65% 2026/2/   2,300     2,300

Total fixed-income securities maturing in one year
or less (cost $8,580,000)                                                  8,580

Total fixed-income securities (cost: $118,403,000)                       122,397
Excess of cash and receivables over payables                               1,558

Net assets                                                              $123,955


/1/Valued in the market on the basis of its effective maturity (shown in parentheses) _ that is, the date at which the investor must put the security to the issuer for redemption.
/2/Coupon rate changes periodically; the date of the next scheduled coupon rate change is considered to be the effective maturity date.

See Notes to Financial Statements

Key to abbreviations

AMT               =  Alternative Minimum Tax
Auth.             =  Authority
Cert. of Part.    =  Certificates of Participation
Dept.             =  Department
Dev.              =  Development
Dist.             =  District
Econ.             =  Economic
Fac.              =  Facility
Facs.             =  Facilities
Fin.              =  Finance
Fncg.             =  Financing
G.O.              =  General Obligation
Preref.           =  Prerefunded
Ref.              =  Refunding
Rev.              =  Revenue

The Tax-Exempt Fund of Maryland Financial statements

Statement of assets and liabilities

July 31, 2001                                             (dollars in thousands)
Assets:
Investment securities at market:
  Maturing in more than one year
    (cost: $109,823)                                                   $113,817
  Maturing in one year or less
    (cost: $8,580)                                                        8,580

Cash                                                                        130

Receivables for _
  Sales of Fund's shares                                  $  923
  Interest                                                 1,123          2,046
                                                                        124,573

Liabilities:
Payables for _
  Purchases of investments                                   100
  Repurchases of Fund's shares                               241
  Dividends on Fund's shares                                 152
  Management services                                         42
  Other expenses                                              83            618

Net assets at July 31, 2001                                            $123,955

Shares of beneficial interest issued
  and outstanding (unlimited
  shares authorized)

Class A shares:
  Net assets                                                           $118,710
  Shares outstanding                                                  7,570,568
  Net asset value per share                                              $15.68

Class B shares:
  Net assets                                                             $4,243
  Shares outstanding                                                    270,595
  Net asset value per share                                              $15.68

Class C shares:
  Net assets                                                               $847
  Shares outstanding                                                     54,010
  Net asset value per share                                              $15.68

Class F shares:
  Net assets                                                               $155
  Shares outstanding                                                      9,882
  Net asset value per share                                              $15.68

Statement of operations

For the year ended July 31, 2001                         (dollars in thousands)
Investment income:
Income:
  Interest                                                $6,060

Expenses:
  Investment adviser fee                                    $258
  Business management fee                                    207
  Distribution expenses - Class A                            266
  Distribution expenses - Class B                             23
  Distribution expenses - Class C                              1
  Distribution expenses - Class F                             _
  Transfer agent fee - Class A                                51
  Transfer agent fee - Class B                                 1
  Administrative services fees - Class C                      _
  Administrative services fees - Class F                      _
  Reports to shareholders                                     27
  Registration statement and prospectus                       11
  Postage, stationery and supplies                             8
  Trustees' fees                                              11
  Auditing and legal fees                                     27
  Custodian fee                                                2
  Other expenses                                               1            894

Net investment income                                                    5,166

Realized gain and unrealized appreciation on investments:

Net realized gain                                                           210

Net unrealized appreciation on investments                                3,720

  Net realized gain and unrealized
    appreciation on investments                                           3,930

Net increase in net assets resulting from operations                     $9,096

See Notes to Financial Statements

Statement of changes in net assets

  Year ended July 31
(dollars in thousands)                                    2001           2000
Operations:
Net investment income                                 $   5,166       $  4,957
Net realized gain (loss)
  on investments                                            210           (243)
Net unrealized appreciation
   (depreciation) on investments                          3,720         (2,847)
  Net increase in net assets
    resulting from operations                             9,096          1,867
Dividends paid to shareholders:
Dividends from net investment
  income:
    Class A                                              (5,082)        (4,952)
    Class B                                                 (91)            (5)
    Class C                                                  (3)           _
    Class F                                                 _             _

  Total dividends                                        (5,176)        (4,957)

Capital share transactions:
Proceeds from shares sold                                 26,518        18,920
Proceeds from shares issued
  in reinvestment of net
  investment income dividends
  and distributions of net
  realized gain on investments                            3,187          3,027
Cost of shares repurchased                              (10,369)       (28,542)
  Net increase (decrease)
    in net assets resulting from
    capital share transactions                           19,336         (6,595)

Total increase (decrease) in net assets                  23,256         (9,685)

Net assets:
Beginning of year                                       100,699        110,384
End of year                                            $123,955       $100,699


The Tax-Exempt Fund of Maryland
Per-share data and ratios

                                                                                       Class A
                                                                                 Year ended July 31
                                                                2001        2000        1999        1998        1997
Net asset value, beginning of year                              $15.12      $15.57     $ 16.04      $16.02      $15.39

  Income from investment operations:
    Net investment income                                      .74<F1>     .74<F1>         .74         .78         .79
    Net gains (losses) on securities
      (both realized and unrealized)                           .56<F1>   (.45)<F1>       (.37)         .14         .63

      Total from investment operations                            1.30         .29         .37         .92        1.42

  Less distributions:
    Dividends (from net investment income)                       (.74)       (.74)       (.74)       (.78)       (.79)
    Distributions (from capital gains)                              _          _       (.10)       (.12)          _

      Total distributions                                        (.74)       (.74)       (.84)       (.90)       (.79)

Net asset value, end of year                                    $15.68      $15.12      $15.57     $16.04       $16.02

Total return<F2>                                                 8.79%       2.02%       2.28%       5.89%       9.52%

Ratios/supplemental data:
  Net assets, end of year (in millions)                           $119        $100        $110        $101         $87
  Ratio of expenses to average net assets                         .80%        .82%        .78%        .79%        .82%
  Ratio of net income to average net assets                      4.77%       4.92%       4.63%       4.84%       5.08%

                                                                      Class B          Class C     Class F

                                                             Year ended   March 15    March 15    March 15
                                                               July 31,  to July 31, to July 31, to July 31,
                                                                2001      2000<F3>    2001<F3>    2001<F3>

Net asset value, beginning of period                            $15.12      $15.01      $15.59      $15.59

  Income from investment operations<F1>:
    Net investment income                                          .62         .16         .19         .20
    Net gains (losses) on securities
      (both realized and unrealized)                               .56         .18         .06       (.04)

      Total from investment operations                            1.18         .34         .25         .16

  Less distributions:
    Dividends (from net investment income)                       (.62)       (.23)       (.16)       (.07)
      Total distributions                                        (.62)       (.23)       (.16)       (.07)

Net asset value, end of period                                  $15.68      $15.12      $15.68      $15.68

Total return<F2>                                                 7.96%       2.15%       1.53%        .91%

Ratios/supplemental data:
  Net assets, end of period (in millions)                           $4         $1           $1          _
  Ratio of expenses to average net assets                        1.54%        .58%        .64%        .46%
  Ratio of net income to average net assets                      3.91%       1.32%       1.35%       1.50%

                                                                           Supplemental Data - All Classes
                                                                                 Year ended July 31
                                                                2001        2000        1999        1998        1997

Portfolio turnover rate                                         15.76%      11.98%      11.38%      10.30%      15.27%


/1/Based on average shares outstanding.
/2/Total returns exclude all sales charges, including contingent deferred sales charges.
/3/Based on operations for the period shown and, accordingly, not representative of a full year.

See Notes to Financial Statements



The Tax-Exempt Fund of Virginia
As of July 31, 2001

(graphic: map of State of Virginia)

Quality diversification:

Moody's/S&P Ratings (best of either)<F1>

     Aaa/AAA                    39.8%
     Aa/AA                      35.5%
     A/A                        6.4%
     Baa/BBB                    4.5%
     Lower than BBB.            9.4%
     Cash and
     Equivalents                4.4%

(graphic: pie chart of Quality of Diversification)

Maturity diversification/2/:

     Under 1 year               4.4%
     1 to 10 years              67.6%
     10+ to 20 years            25.1%
     20+ years                  2.9%

(graph: pie chart of Maturity of Diversification)

Average life/3/ 8.59 years


/1/If ratings are not available, they are assigned by the Fund's research analysts.

/2/Securities are included at pre-refunded dates, not maturity dates.

/3/Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Virginia Fund is 8.94 years.


Why double tax-free investing can be worthwhile

                                           Tax-free yields vs. taxable yields
             Your taxable income               Combined      In Virginia, a tax-exempt yield of:
                                              Federal and     4%        5%        6%        7%
        Single                 Joint        VA tax rate<F1> is equivalent to a taxable yield of:
   $  3,000 - 5,000      $3,000 - 5,000          17.6%        4.9%      6.1%      7.3%      8.5%
    5,001 - 17,000        5,001 - 17,000         19.3         5.0       6.2       7.4       8.7
    17,001 - 27,050       17,001 - 45,200        19.9         5.0       6.2       7.5       8.7
    27,051 - 65,550      45,201 - 109,250        31.7         5.9       7.3       8.8      10.2
   65,551 - 136,750      109,251 - 166,500       34.5         6.1       7.6       9.2      10.7
   136,751 - 297,350     166,501 - 297,350       39.2         6.6       8.2       9.9      11.5
     Over 297,350          Over 297,350          42.6         7.0       8.7      10.5      12.2

/1/Based on 2001 Federal and 2001 Virginia tax rates (at 3% to 5.75% individually calculated for each bracket and averaged to fit within Federal brackets). The rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable at certain taxable income levels.

To use this table, find your estimated taxable income to determine your combined Federal and Virginia tax rate. Then look at the right-hand column to see what you would have had to earn from a taxable investment to equal the Fund's 3.90%
tax-free distribution rate in August 2001.


The Tax-Exempt Fund of Virginia

Investment portfolio
July 31, 2001
                                                             Principal  Market
                                                              Amount     Value
                                                               (000)     (000)

Fixed-income securities maturing in more than one year _ 91.82%

Virginia
  State Obligations

College Building Auth.:
  Educational Facs. Rev. and Ref. Bonds (Hampden-Sydney
  College Project), Series 1998, MBIA Insured, 5.00% 2016 $ 500 $ 509 Educational Facs. Rev. Bonds:
    (Marymount University Project), Series 1992,
    6.875% 2007 (Preref. 2002)                                   1,310     1,367
    (21st Century College Program), Series 1998, 5.00% 2017 1,000 1,014 (Washington and Lee University Project),
    Series 2001, 5.375% 2021                                       500       534

Commonwealth Transportation Board, Federal Highway
Reimbursement Anticipation Notes, Series 2000, 5.50% 2010        1,300     1,434

Housing Dev. Auth.:
  Commonwealth Mortgage Bonds:
    1994 Series H, Sub-Series H-1, 6.10% 2003                      500       508
    1998 Series E, Sub-Series E-4, 4.50% 2005                    1,190     1,219
    2000 Series A, AMT:
      Sub-Series A-1, 5.65% 2010                                 1,605     1,722
      Sub-Series A-3, 5.55% 2006                                   730       774
  Multi-Family Housing Bonds:
    1996 Series B, 5.95% 2016                                    1,000     1,039
    1997 Series B, AMT, 5.80% 2010                               1,185     1,285
    1998 Series I, AMT:
      4.60% 2009                                                 1,320     1,343
      4.70% 2010                                                 1,240     1,263

Northern Virginia Transportation Dist. Commission
(Virginia Railway Express Project), Commuter Rail Rev.
Ref. Bonds, Series 1998, FSA Insured:
  5.375% 2011                                                    1,000     1,086
  5.375% 2014                                                    1,000     1,066

Pamunkey Regional Jail Auth., Jail Fac. Rev. Bonds,
Series 1996, MBIA Insured, 5.70% 2010                            1,000     1,085

Peninsula Ports Auth.:
  Health Care Facs. Rev. and Ref. Bonds (Mary Immaculate
  Project), Series 1994, 6.875% 2010 (Preref. 2004)              1,900     2,116
  Health System Rev. Ref. Bonds (Riverside Health System Project):
    Series 1992 A, 6.625% 2010 (Preref. 2002)                    1,300     1,372
    Series 1998:
      5.00% 2008                                                 1,200     1,260
      5.00% 2009                                                 1,100     1,153

Public Building Auth.:
  Public Facs. Rev. Bonds:
    Series 1998 B:
      5.00% 2010                                                $1,000 $   1,052
      5.00% 2011                                                 2,100     2,195
    Series 2000 A, 5.75% 2016                                    1,000     1,087
  State Building Rev. Bonds, Series 1991 A,
  6.50% 2011 (Preref. 2001)                                      1,750     1,785

Public School Auth., School Fncg. Bonds:
  (1991 Resolution), Series 1994 A, 6.20% 2014                   1,500     1,641
  (1997 Resolution), Series 1998 A, 5.25% 2007                   2,000     2,160

Resources Auth.:
  Infrastructure Rev. Bonds (Pooled Loan Bond Program),
  2001 Series B, AMT, FSA Insured, 4.375% 2010                   1,490     1,486
  Water and Sewer System Rev. Bonds (Pooled Loan Program),
  1986 Series A, 7.50% 2017                                         50        51

Roanoke Valley Resource Auth., Solid Waste System
Rev. Bonds, Series 1992, 5.75% 2012 (Preref. 2002)               1,500     1,578

Southeastern Public Service Auth., Senior Rev. Ref. Bonds,
Series 1998, AMBAC Insured, 5.00% 2015                           4,825     5,024

Virginia Polytechnic Institute and State University, University
Services System and General Rev. Pledge Bonds,
Series 1996 C, 5.35% 2009                                        1,000     1,071

City & County Obligations

Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev.
and Ref. Bonds (Johnston Memorial Hospital), Series 1998:
  5.00% 2008                                                     1,015     1,051
  5.00% 2009                                                     1,020     1,053

Arlington County, G.O. Ref. Bonds, Series 1993:
  6.00% 2011                                                     1,000     1,150
  6.00% 2012                                                     1,000     1,152

Industrial Dev. Auth. of Arlington County, Resource Recovery
Rev. Bonds (Alexandria/Arlington Waste-to-Energy Fac.), Ogden
Martin Systems of Alexandria/Arlington Inc. Project,
Series 1998 B, AMT, FSA Insured, 5.375% 2012                     3,000     3,163

Big Stone Gap, Redev. and Housing Auth., Commonwealth of
Virginia Correctional Fac. Lease Rev. Bonds (Wallens Ridge
Dev. Project), Series 1995, 5.25% 2010                           1,600     1,690

Industrial Dev. Auth. of the County of Charles City, Solid
Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia,
Inc. Project), Series 1999, AMT, 4.875% 2009                     2,000     1,910

City of Chesapeake, G.O. Ref. Bonds, Series 1993, 5.40% 2008    $1,000 $   1,096

Chesterfield County Water and Sewer Rev. Ref. Bonds,
Series 1992, 6.375% 2009                                         1,250     1,327

Industrial Dev. Auth. of Danville, Hospital Rev. Bonds
(Danville Regional Medical Center):
  Series 1994, FGIC Insured, 6.00% 2007 (Preref. 2004)           1,000     1,094
  Series 1998, AMBAC Insured:
    5.25% 2012                                                   1,995     2,142
5.25% 2013                                                       2,000     2,142

Fairfax County:
  Econ. Dev. Auth., Retirement Community Rev. Bonds
  (Greenspring Village, Inc. Fac.), Series 1999 A:
    6.75% 2012                                                     500       524
    7.50% 2029                                                   2,500     2,619
  Industrial Dev. Auth.:
    Health Care Rev. Ref. Bonds (Inova Health System Project),
    Series 1998 A, 5.00% 2011                                    1,500     1,558
    Hospital Rev. Bonds (Fairfax Hospital System Project),
    INOVA Health Systems, Series 1991 C,
    6.801% 2023 (Preref. 2001)                                   1,000     1,022
    Hospital Rev. Ref. Bonds (Inova Health System
    Hospitals Project), Series 1993 A:
      5.00% 2007                                                   750       793
      5.25% 2019                                                 2,500     2,606
      5.00% 2023                                                   500       498
      FSA Insured, 5.25% 2019                                    1,000     1,050
  Redev. and Housing Auth., Multifamily Housing Rev. Bonds
  (Grand View Apartments Project), Series 1998 A,
  FHA Insured, 5.05% 2010                                        1,000     1,018
  Water Auth., Water Ref. Rev. Bonds, Series 1997:
    5.00% 2021                                                   1,000     1,019
    5.00% 2029                                                   1,000       992

Industrial Dev. Auth. of Halifax County, Hospital Ref. Rev.
Bonds (Halifax Regional Hospital, Inc.), Series 1998:
  4.65% 2007                                                       600       607
  4.80% 2009                                                     1,000     1,007
  5.00% 2011                                                     1,000     1,007

City of Hampton, G.O. Public Improvement Ref. Bonds:
  Series 1998:
    5.00% 2013                                                   2,240     2,359
    5.00% 2014                                                   2,960     3,110
  Series 2000, 5.25% 2011                                        1,000     1,081

Industrial Dev. Auth. of the County of Hanover, Hospital Rev.
Bonds (Memorial Regional Medical Center Project at
Hanover Medical Park), Series 1995, MBIA Insured:
  6.50% 2010                                                     1,375     1,606
  6.375% 2018                                                    1,500     1,743

Industrial Dev. Auth. of the County of Henrico, Solid Waste
Disposal Rev. Bonds (Browning-Ferris Industries of South
Atlantic, Inc. Project), AMT:
  Series 1995, 5.30% 2011 (Put 2005)                             1,000       953
  Series 1996 A, 5.45% 2014                                      1,000       896

Industrial Dev. Auth. of Henry County, Hospital Rev. Bonds
(Memorial Hospital of Martinsville and Henry County),
Series 1997, 6.00% 2017                                          1,000     1,055

Town of Leesburg, G.O. Ref. Bonds, Series 1993, 5.60% 2008       1,195     1,254

Dulles Town Center, Community Dev. Auth. (Loudoun County),
Special Assessment Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026                                          2,500     2,477

Industrial Dev. Auth. of Loudoun County, Hospital Rev. Bonds
(Loudoun Hospital Center), Series 1995, FSA Insured, 6.00% 2005  1,000     1,087

Loudoun County, G.O. Public Improvement Bonds, Series 2001 B:
  5.00% 2012                                                     1,000     1,052
  5.25% 2015                                                       500       526

City of Newport News, G.O. Water Bonds, Series 1992 A,
6.125% 2009 (Preref. 2002)                                       1,170     1,224

Industrial Dev. Auth. of the City of Norfolk:
  Health Care Rev. Bonds (Bon Secours Health System),Series 1997,
  MBIA Insured, 5.00% 2007                                       1,250     1,326
  Hospital Rev. Bonds (Daughters of Charity Natl. Health System-
DePaul Medical Center), Escrowed to Maturity, Series 1992 A:
    6.20% 2002                                                   1,200     1,213
    6.50% 2007                                                   1,000     1,069

Norfolk Airport Auth., Airport Rev. Bonds, Series 2001 B, AMT,
FGIC Insured:
  5.375% 2014                                                    1,485     1,558
  5.375% 2015                                                    1,565     1,630

Heritage Hunt Commercial Community Dev. Auth.
(Prince William County), Special Assessment Bonds:
  Series 1999 A, 6.85% 2019                                      2,287     2,380
  Series 1999 B, 7.00% 2029                                        500       522

Industrial Dev. Auth. of the County of Prince William, Hospital
Fac. Ref. Rev. Bonds (Potomac Hospital Corp. of Prince William),
Series 1998, FSA Insured, 5.00% 2018                             1,000     1,004

Virginia Gateway Community Dev. Auth. (Prince William County),
  Special Assessment Bonds, Series 1999, 6.25% 2026              2,500     2,461

City of Richmond, Public Utility Rev. and Ref. Bonds,
Series 1998 A, 5.25% 2009                                        1,500     1,612

Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds,
Series 1998, FGIC Insured, 5.25% 2012                            1,000     1,081

City of Roanoke, G.O. Public Improvement Ref. Bonds,
Series 1992 B:
  6.375% 2009 (Preref. 2001)                                       250       255
  6.40% 2011 (Preref. 2001)                                        500       513

Industrial Dev. Auth. of Russell County, Pollution Control
Rev. Bonds (Appalachian Power Co. Project),
Series H, MBIA Insured, 5.00% 2021                               1,110     1,114

City of Virginia Beach:
  Dev. Auth., Hospital Rev. Bonds:
    (Sentara Bayside Hospital), Series 1991,
    6.60% 2009 (Preref. 2001)                                    1,000     1,030
    (Virginia Beach General Hospital Project),
    Series 1993, AMBAC Insured, 6.00% 2011                       1,000     1,134
  G.O. Public Improvement Bonds, Series of 2001:
    5.00% 2012                                                   2,425     2,563
    5.00% 2013                                                   2,425     2,547

District of Columbia

Metropolitan Washington Airports Auth., Airport System Rev.
and Ref. Bonds, Series 1998 B, AMT:
  5.50% 2007                                                     1,500     1,611
  MBIA Insured, 5.25% 2010                                       1,000     1,058

Puerto Rico

Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc.
Project), 1996 Series A, AMT, 6.25% 2026                         1,000     1,028

Virgin Islands

Public Fin. Auth., Rev. and Ref. Bonds
(Matching Fund Loan Notes):
  Series 1998 A, 5.20% 2009                                      1,000     1,037
  Series 1998 C:
    5.50% 2005                                                   1,000     1,052
    5.50% 2007                                                   1,000     1,060

Total fixed-income securities maturing in more than
one year (cost $123,762,000)                                             129,850

Fixed-income securities maturing in one year or less _ 2.79%
Hampton Redev. and Housing Auth., Multifamily Housing
Rev. Bonds, 1996 Series (Avalon Pointe Project), 2.70% 2026/1/     837       837

Econ. Dev. Auth. of Henrico County, Exempt Fac. Rev. Ref.
Bonds (White Oak Semiconductor Limited Partnership Project),
Series 2000, 2.70% 2027/1/                                         150       150

Hospital Auth. of the City of Petersburg, Variable Rate Hospital
Fac. Bonds (Southside Regional Medical Center),
Series 1997, 2.75% 2017/1/                                       2,500     2,500

Industrial Dev. Auth. of the County of Spotsylvania, Residential
Care Fac. Rev. and Ref. Bonds (Chancellor's Village Project),
Series 1998, 2.70% 2020/1/                                         300       300

Total fixed-income securities maturing in one year
or less (cost $3,787,000)                                                  3,787

Total fixed-income securities (cost: $127,549,000)                       133,637
Excess of cash and receivables over payables                               2,137

Net assets                                                              $135,774

/1/Coupon rate changes periodically; the date of the next scheduled coupon rate change is considered to be the effective maturity date.

See Notes to Financial Statements

Key to abbreviations


AMT               =  Alternative Minimum Tax
Auth.             =  Authority
Dev.              =  Development
Dist.             =  District
Econ.             =  Economic
Fac.              =  Facility
Facs.             =  Facilities
Fin.              =  Finance
Fncg.             =  Financing
G.O.              =  General Obligation
Natl.             =  National
Preref.           =  Prerefunded
Redev.            =  Redevelopment
Ref.              =  Refunding
Rev.              =  Revenue

The Tax-Exempt Fund of Virginia
Financial statements

Statement of assets and liabilities

July 31, 2001                                             (dollars in thousands)
Assets:
Investment securities at market:
  Maturing in more than one year
    (cost: $123,762)                                                   $129,850
  Maturing in one year or less
    (cost: $3,787)                                                        3,787

Cash                                                                        120

Receivables for _
  Sales of Fund's shares                                  $  424
  Interest                                                 1,893          2,317
                                                                        136,074

Liabilities:
Payables for _
  Repurchases of Fund's shares                                10
  Dividends on Fund's shares                                 161
  Management services                                         45
  Other expenses                                              84            300

Net assets at July 31, 2001                                            $135,774

Shares of beneficial interest issued
  and outstanding (unlimited
  shares authorized)

Class A shares:
  Net assets                                                           $132,062
  Shares outstanding                                                  8,108,981
  Net asset value per share                                              $16.29

Class B shares:
  Net assets                                                             $2,612
  Shares outstanding                                                    160,410
  Net asset value per share                                              $16.29

Class C shares:
  Net assets                                                               $943
  Shares outstanding                                                     57,907
  Net asset value per share                                              $16.29

Class F shares:
  Net assets                                                               $157
  Shares outstanding                                                      9,621
  Net asset value per share                                              $16.29

See Notes to Financial Statements

Statement of operations

For the year ended July 31, 2001                          (dollars in thousands)

Investment income:
Income:
  Interest                                                             $  6,444

Expenses:
  Investment adviser fee                                    $281
  Business management fee                                    224
  Distribution expenses - Class A                            303
  Distribution expenses - Class B                             12
  Distribution expenses - Class C                              1
  Distribution expenses - Class F                             _
  Transfer agent fee - Class A                                53
  Transfer agent fee - Class B                                 1
  Administrative services fees - Class C                      _
  Administrative services fees - Class F                      _
  Reports to shareholders                                     34
  Registration statement and prospectus                       11
  Postage, stationery and supplies                             8
  Trustees' fees                                              11
  Auditing and legal fees                                     27
  Custodian fee                                                2
  Other expenses                                               1            969

Net investment income                                                     5,475

Realized gain and unrealized
  appreciation on investments:
Net realized gain                                                           251
Net unrealized appreciation
  on investments                                                          5,227
  Net realized gain and unrealized
    appreciation on investments                                           5,478

Net increase in net assets
  resulting from operations                                             $10,953

(graphic of State of Virginia)

Statement of changes in net assets

                                                             Year ended July 31
(dollars in thousands)                                     2001          2000

Operations:
Net investment income                                 $   5,475     $    5,538
Net realized gain (loss)
  on investments                                            251           (105)
Net unrealized appreciation
  (depreciation) on investments                           5,227         (1,950)
  Net increase in net assets
    resulting from operations                            10,953          3,483

Dividends paid to shareholders:
Dividends from net investment
  income:
    Class A                                              (5,428)        (5,537)
    Class B                                                 (43)            (1)
    Class C                                                  (3)            _
    Class F                                                  (1)            _
  Total dividends                                        (5,475)        (5,538)

Capital share transactions:
Proceeds from shares sold                                27,431         25,575
Proceeds from shares issued
  in reinvestment of net
  investment income dividends
  and distributions of net
  realized gain on investments                            3,172          3,152
Cost of shares repurchased                              (14,506)       (37,051)
  Net increase (decrease)
    in net assets resulting from
    capital share transactions                            16,097        (8,324)

Total increase (decrease)
  in net assets                                           21,575       (10,379)

Net assets:
Beginning of year                                        114,199       124,578
End of year                                             $135,774      $114,199

(graphic of map of Stae of Virginia)

The Tax-Exempt Fund of Virginia
Per-share data and ratios

                                                                                       Class A
                                                                                 Year ended July 31
                                                                2001        2000        1999        1998        1997
Net asset value, beginning of year                              $15.57      $15.82     $ 16.36      $16.37      $15.77

  Income from investment operations:
    Net investment income                                      .72<F1>     .74<F1>         .73         .78         .80
    Net gains (losses) on securities
      (both realized and unrealized)                           .72<F1>   (.25)<F1>       (.36)         .03         .60

      Total from investment operations                            1.44         .49         .37         .81        1.40

  Less distributions:
    Dividends (from net investment income)                       (.72)       (.74)       (.73)       (.78)       (.80)
    Distributions (from capital gains)                              _          _       (.18)       (.04)          _

      Total distributions                                        (.72)       (.74)       (.91)       (.82)       (.80)

Net asset value, end of year                                    $16.29      $15.57      $15.82      $16.36      $16.37

Total return<F2>                                                 9.41%       3.24%       2.21%       5.08%       9.10%

Ratios/supplemental data:
  Net assets, end of year (in millions)                           $132        $114        $125        $115        $101
  Ratio of expenses to average net assets                         .78%        .80%        .77%        .78%        .81%
  Ratio of net income to average net assets                      4.47%       4.77%       4.46%       4.73%       4.99%

                                                                      Class B          Class C     Class F

                                                             Year ended   March 15    March 15    March 15
                                                               July 31,  to July 31, to July 31, to July 31,
                                                                2001      2000<F3>    2001<F3>    2001<F3>

Net asset value, beginning of period                            $15.57      $15.28      $16.23      $16.23

  Income from investment operations<F1>:
    Net investment income                                          .59         .18         .18         .21
    Net gains on securities
      (both realized and unrealized)                               .72         .34         .03         .05
      Total from investment operations                            1.31         .52         .21         .26

  Less distributions:
    Dividends (from net investment income)                       (.59)       (.23)       (.15)       (.20)
      Total distributions                                        (.59)       (.23)       (.15)       (.20)

Net asset value, end of period                                  $16.29      $15.57      $16.29      $16.29

Total return2                                                    8.57%       3.30%       1.21%       1.52%

Ratios/supplemental data:
  Net assets, end of period (in millions)                           $3         _           $1          _
  Ratio of expenses to average net assets                        1.51%        .59%        .64%        .38%
  Ratio of net income to average net assets                      3.57%       1.38%       1.24%       1.54%

                                                                           Supplemental Data - All Classes
                                                                                 Year ended July 31
                                                                2001        2000        1999        1998        1997

Portfolio turnover rate                                          5.26%      22.37%      12.72%      24.66%      18.41%


/1/Based on average shares outstanding.

/2/Total returns exclude all sales charges, including contingent deferred sales charges.

/3/Based on operations for the period shown and, accordingly, not representative of a full year.

See Notes to Financial Statements


Notes to financial statements
1.   Organization and significant accounting policies

Organization _ The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

The Funds offer four classes of shares as described below:

     Class A shares are sold with an initial sales charge of up to 3.75%.

     Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge (CDSC) paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

     Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

     Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

Significant accounting policies _ The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements:

     Security valuation _ Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Funds' Board of Trustees.

     Security transactions and related investment income _ Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the Funds will instruct the custodian to segregate liquid assets sufficient to meet their payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and originalissue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

     Dividends and distributions to shareholders _ Dividends to shareholders are declared daily after the determination of the Funds' net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

     Class allocations _ Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2.   Federal income taxation

The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intend to distribute all of their net taxable income and net capital gains for the fiscal year. As regulated investment companies, the Funds are not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Funds.

As of July 31, 2001, the cost of investment securities for book and federal income tax reporting purposes were $118,403,000 and $127,549,000, for the Maryland and Virginia Funds, respectively. Net unrealized appreciation on investments for the Maryland Fund aggregated $3,994,000; $5,852,000 related to appreciated securities and $1,858,000 related to depreciated securities. For the Virginia Fund, net unrealized appreciation aggregated $6,088,000; $6,320,000 related to appreciated securities and $232,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions in the Maryland and Virginia Funds for the year ended July 31, 2001. For the year ended July 31, 2001, the Maryland Fund utilized a capital loss carryforward totaling $13,000 to offset, for tax purposes, capital gains realized during the year up to such amount. The Maryland Fund had available at July 31, 2001, a net capital loss carryforward totaling $43,000 which may be used to offset capital gains realized during subsequent years through 2008 and thereby relieve the Fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

3.   Fees and transactions with related parties

Business management and investment advisory fees _ Fees of $207,000 and $224,000 were incurred by the Maryland and Virginia Funds, respectively, during the fiscal year ended July 31, 2001 for business management services pursuant to the business management agreement with Washington Management Corporation (WMC). The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% of the first $60 million of average net assets for each of the Funds; 0.09% of such assets in excess of $60 million; plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). For the year ended July 31, 2001, the business management services fee was equivalent to an annualized rate of 0.190% and 0.183% of average net assets for the Maryland and Virginia Funds, respectively. Johnston, Lemon & Co. Incorporated (JLC) earned $30,000 and $19,000 on its retail sales of all share classes and distribution plans of the Maryland and Virginia Funds, respectively.

Fees of $258,000 and $281,000 were incurred by the Maryland and Virginia Funds, respectively, during the fiscal year ended July 31, 2001, for investment advisory services pursuant to an agreement with Capital Research and Management Company (CRMC). The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.165% of the first $60 million of average net assets of each of the Funds; 0.12% of such assets in excess of $60 million; plus 1.65% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). For the year ended July 31, 2001, the investment advisory services fee was equivalent to an annualized rate of 0.236% and 0.228% of average net assets for the Maryland and Virginia Funds, respectively.

Distribution expenses _ American Funds Distributors, Inc. (AFD) is the principal underwriter of the Funds' shares.

The Funds have adopted Plans of Distribution under which they may finance activities primarily intended to sell Fund shares, provided the categories of expenses are approved in advance by the Funds' Board of Trustees. The Plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

     Class A shares _ Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the Funds within the prior 15 months but only to the extent that each Fund's overall 0.25% annual expense limit for Class A shares is not exceeded. For the year ended July 31, 2001, aggregate distribution expenses were limited to $266,000 and $303,000 attributable to Class A shares for the Maryland and Virginia Funds, respectively, or 0.25% of average daily net assets attributable to Class A shares.

     Class B shares _ In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any CDSC payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended July 31, 2001, aggregate distribution expenses were $23,000 and $12,000 attributable to Class B shares for the Maryland and Virginia Funds, respectively, or 1.00% of average daily net assets attributable to Class B shares.

     Class C shares _ In addition to service fees of 0.25%, the Board of Trustees has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the Funds. For the period ended July 31, 2001, aggregate distribution expenses were $1,000 attributable to Class C shares for both the Maryland and Virginia Funds, or 1.00% of average daily net assets attributable to Class C shares.

     Class F shares _ The plan has an expense limit of 0.50%. However, the Board of Trustees has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended July 31, 2001, aggregate distribution expenses were $25 and $70 attributable to Class F shares for the Maryland and Virginia Funds, respectively, or 0.25% of average daily net assets attributable to Class F shares.

As of July 31, 2001, aggregate distribution expenses payable to AFD for all share classes were $50,000 and $52,000 for the Maryland and Virginia Funds, respectively. Unreimbursed Class A expenses which remain subject to reimbursement totaled $32,000 and $62,000 for the Maryland and Virginia Funds, respectively.

AFD received $72,000 and $75,000 (after allowances to dealers) for the Maryland and Virginia Funds, respectively, as its portion of the sales charges paid by purchasers of the Funds' Class A shares for the year ended July 31, 2001. Such sales charges are not an expense of the Funds and, hence, are not reflected in the accompanying Statements of Operations.

Transfer agent fee _ Fees of $52,000 and $54,000 were incurred by the Maryland and Virginia Funds, respectively, during the year ended July 31, 2001, pursuant to an agreement with American Funds Service Company (AFS), the transfer agent for the Funds. As of July 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $9,000 each for the Maryland and Virginia Funds.

Administrative services fees _ The Funds have an admin-istrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the Funds pay CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the year ended July 31, 2001, total fees under the agreement were $259 and $318 for the Maryland and Virginia Funds, respectively. As of July 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $205 and $211, for the Maryland and Virginia Funds, respectively.

Deferred trustees' fees _ Since the adoption of the deferred compensation plan in 1994, independent Trustees may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. As of July 31, 2001, the cumulative amounts of these liabilities were $23,000 each for the Maryland and Virginia Funds. For the year ended July 31, 2001, Trustees' fees were $11,000 each for the Maryland and Virginia Funds, and were comprised of current fees (either paid in cash or deferred) of $9,000 each and the net increase in the value of deferred compensation of $2,000 each.

Affiliated trustees and officers _ WMC and JLC are both wholly owned subsidiaries of The Johnston-Lemon Group, Incorporated (JLG). All of the officers of the Trust and three of its trustees are affiliated with JLG and received no remuneration directly from the Trust in such capacities.

4.   Investment transactions and other disclosures

The Maryland and Virginia Funds made purchases of investment securities of $31,641,000 and $19,637,000, and sales of $16,368,000 and $6,207,000, respectively, during the year ended July 31, 2001. Short-term securities transactions were excluded.

Pursuant to the custodian agreements, the Funds receive credits against their custodian fees for imputed interest on certain balances with the custodian bank. For the year ended July 31, 2001, the custodian fees of $2,000 each for the Maryland and Virginia Funds were paid by these credits rather than in cash.

For the year ended July 31, 2001, the Maryland Fund reclassified $10,000 from undistributed net realized gains to undistributed net investment income; and the Virginia Fund reclassified $6,000 from undistributed net realized gains to undistributed net investment income and $3,000 from undistributed net investment income to additional paid-in capital to reflect permanent differences between book and tax reporting.

As of July 31, 2001, net assets consisted of the following:

                                               The Tax-Exempt   The Tax-Exempt
(dollars in thousands)                        Fund of Maryland Fund of Virginia

Capital paid in on shares of beneficial interest      $120,004         $129,554
Undistributed net investment income                         _                3
Accumulated net realized gain (loss)                       (43)             129
Net unrealized appreciation                              3,994            6,088
Net assets                                            $123,955         $135,774


Capital share transactions in each Fund were as follows:
The Tax-Exempt Fund of Maryland
                                                      Year ended              Year ended
                                                     July 31, 2001           July 31, 2001
(dollars in thousands)                            Amount      Shares      Amount      Shares
Class A shares:
  Sold                                           $22,341   1,445,621      $17,737    1,177,963
  Reinvestment of dividends and distributions      3,143     203,890        3,025      200,758
  Repurchased                                   (10,120)   (658,714)     (28,531)  (1,890,566)
    Net increase (decrease) in Class A            15,364     990,797      (7,769)    (511,845)

Class B shares:<F1>
  Sold                                             3,185     205,899        1,183       78,684
  Reinvestment of dividends                           42       2,728            2          144
  Repurchased                                      (249)    (16,147)         (11)        (713)
    Net increase in Class B                        2,978     192,480       1,174        78,115

Class C shares:<F2>
  Sold                                               838      53,872           _           _
  Reinvestment of dividends                            2         138           _           _
    Net increase in Class C                          840      54,010           _           _

Class F shares:<F2>
  Sold                                               154       9,869           _           _
  Reinvestment of dividends                            _          13           _           _
    Net increase in Class F                          154       9,882           _           _

Total net increase (decrease)
in share transactions                            $19,336   1,247,169   $  (6,595)    (433,730)

The Tax-Exempt Fund of Virginia
                                               Year ended July 31, 2001Year ended July 31, 2000
(dollars in thousands)                            Amount      Shares      Amount      Shares
Class A shares:
  Sold                                           $23,619   1,476,524      $25,419    1,651,889
  Reinvestment of dividends and distributions      3,144     196,830        3,152      205,216
  Repurchased                                   (14,159)   (887,772)     (37,051)   (2,408,606 )
    Net increase (decrease) in Class A            12,604     785,582      (8,480)     (551,501 )

Class B shares:/1/
  Sold                                             2,512     156,962          156       10,184
  Reinvestment of dividends                           24       1,520           _           39
  Repurchased                                      (133)     (8,285)           _         (10)
    Net increase in Class B                        2,403     150,197         156        10,213

Class C shares:/2/
  Sold                                               938      58,061           _           _
  Reinvestment of dividends                            3         157           _           _
  Repurchased                                        (6)       (311)           _           _
    Net increase in Class C                          935      57,907           _           _

Class F shares:/2/
  Sold                                               362      22,491           _           _
  Reinvestment of dividends                            1          49           _           _
  Repurchased                                      (208)    (12,919)           _           _
    Net increase in Class F                          155       9,621           _           _

Total net increase (decrease)
in share transactions                            $16,097   1,003,307   $  (8,324)    (541,288)


/1/Class B shares were offered beginning March 15, 2000.

/2/Class C and Class F shares were offered beginning March 15, 2001.


Report of independent accountants

To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I
In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting the American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 2001, the results of each of their operations, the changes in each of their net assets and each of their per-share data and ratios for each of the years indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

(siganture of Pricewaterhouse Coppers LLP)
Los Angeles, California
August 31, 2001


Tax information for the year ended July 31, 2001 (unaudited)

We are required to advise you within 60 days of the Maryland and Virginia Funds' fiscal year-end regarding the Federal tax status of certain distributions received by shareholders during such fiscal year.

Shareholders may exclude from Federal taxable income any exempt-interest dividends paid from net investment income. Nearly all of the dividends paid from net investment income _ 99.8% for the Maryland Fund and 100% for the Virginia Fund _ qualify as exempt-interest dividends.

Since the information above is reported for the Funds' fiscal year and not the calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 2002 to determine the calendar year amounts to be included on their 2001 tax returns. Shareholders should consult their tax advisers.

Share results:  Class B, Class C, and Class F (unaudited)

Average annual compound returns for periods ended June 30, 2001 (the most recent calendar quarter):
                                                 1 year      Life of class<F1>

Class B shares

Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold

     The Tax-Exempt Fund of Maryland             +2.59%           +3.96%
     The Tax-Exempt Fund of Virginia             +3.78%           +5.26%

Not reflecting CDSC

     The Tax-Exempt Fund of Maryland             +7.59%           +7.01%
     The Tax-Exempt Fund of Virginia             +8.78%           +8.29%

Class C and Class F shares

Results for these shares are not shown because of the brief time between their introduction on March 15, 2001, and the end of the period.


/1/From March 15, 2000, when B shares first became available.


The American Funds Tax-Exempt Series I
Board of trustees
Independent trustees

Cyrus A. Ansary
Trustee since 1986
President, Investment Services International, LLC
(a holding company for various operating entities)

James C. Miller III
Trustee since 2000
Counselor, Citizens for a Sound Economy

T. Eugene Smith
Trustee since 1986
President, T. Eugene Smith, Inc.
(a real estate consulting, planning and
development company)

Margita E. White
Trustee since 2000
Retired President, Association for
Maximum Service Television Inc.

Stephen G. Yeonas
Trustee since 1986
Chairman and Chief Executive Officer,
Stephen G. Yeonas Co. (a real estate
development company)

Interested trustees

James H. Lemon, Jr.
Chairman of the Trust
Trustee since 1986
Chairman and Chief Executive Officer,
The Johnston-Lemon Group, Incorporated

Stephen Hartwell
Chairman Emeritus of the Trust
Trustee since 1986
Chairman, Washington Management Corporation

Harry J. Lister
President of the Trust
Trustee since 1986
Director & President,
Washington Management Corporation


Other officers

Jeffrey L. Steele
Executive Vice President of the Trust
Officer of the Trust since 1999
Director and Executive Vice President,
Washington Management Corporation

Howard L. Kitzmiller
Senior Vice President, Secretary/Treasurer of the Trust,
Officer of the Trust since 1986
Director, Senior Vice President,
Secretary and Assistant Treasurer,
Washington Management Corporation

Lois A. Erhard
Vice President of the Trust
Officer of the Trust since 1988
Vice President, Washington
Management Corporation

Michael W. Stockton
Assistant Vice President, Assistant Secretary and Assistant Treasurer of the Trust
Officer of the Trust since 1996
Vice President, Assistant Secretary and Assistant Treasurer, Washington Management Corporation

J. Lanier Frank
Assistant Vice President of the Trust
Officer of the Trust since 1998
Assistant Vice President,
Washington Management Corporation

Ashley L. Shaw
Assistant Secretary of the Trust
Officer of the Trust since 2000
Assistant Secretary,
Washington Management Corporation

The American Funds Tax-Exempt Series I

Office of the Funds and of the business manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5804


Transfer agent

American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280


Custodian of assets

The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, NY 10081-0001


Counsel

Thompson, O'Donnell, Markham, Norton & Hannon
805 Fifteenth Street, NW
Washington, DC 20005-2216


Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462


Independent accountants

PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405  Counsel


There are several ways to invest in The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Maryland Fund annual expenses for Class B shares were 0.74% higher than for Class A shares and Virginia Fund annual expenses for Class B shares were 0.73% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares are subject to annual expenses about 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, have higher expenses (about 0.06% a year) than do Class A shares, and an annual asset-based fee charged by the sponsoring firm. Because expenses are first deducted from income, dividends for each share class will vary.

For information about your account or any of the Funds' services or for a prospectus on any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders in the Funds that comprise The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after September 30, 2001, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds
Tax-Exempt Series I

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

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Printed on recycled paper

TEFMD/TEFVA-011-0901